Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	(21.00%)	(21.00%)
federal income tax benefit	(0.00%)	(0.00%)
Amortization of debt discount	16.80%	0.00%
Change in fair value of derivative liability	(13.50%)	0.00%
Other	(0.70%)	0.00%
Change in Valuation Allowance	18.40%	21.00%
Effective tax rate	0.00%	0.00%